Financial instruments (Tables)	9 Months Ended
Sep. 30, 2019
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	757,340	207,714	—	—	965,054	—	207,714	—
Trade accounts and other receivables	3,438,724	—	—	72,396	3,511,120	—	—	—
Accounts receivable from related parties	78,554	—	—	—	78,554	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	847	847	—	847	—
Derivatives - not designated as hedging instruments	—	10,773	—	—	10,773	—	10,773	—
Equity investments	—	196,319	37,274	—	233,593	12,945	31,794	188,854
Debt securities	—	104,718	277,415	—	382,133	377,615	4,518	—
Other financial assets	128,344	—	—	109,835	238,179	—	—	—
Other current and non-current assets	128,344	311,810	314,689	110,682	865,525	—	—	—
Financial assets	4,402,962	519,524	314,689	183,078	5,420,253	—	—	—

Accounts payable	654,602	—	—	—	654,602	—	—	—
Accounts payable to related parties	255,242	—	—	—	255,242	—	—	—
Short-term debt and short-term debt from related parties	1,923,679	—	—	—	1,923,679	—	—	—
Long-term debt	7,056,757	—	—	—	7,056,757	3,898,684	3,357,713	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,688,759	4,688,759	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,596	4,596	—	4,596	—
Derivatives - not designated as hedging instruments	—	11,165	—	—	11,165	—	11,165	—
Variable payments outstanding for acquisitions	—	108,966	—	—	108,966	—	—	108,966
Noncontrolling interest subject to put provisions	—	—	—	858,867	858,867	—	—	858,867
Other financial liabilities	1,507,133	—	—	—	1,507,133	—	—	—
Other current and non-current liabilities	1,507,133	120,131	—	863,463	2,490,727	—	—	—
Financial liabilities	11,397,413	120,131	—	5,552,222	17,069,766	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2018	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	831,885	1,313,747	—	—	2,145,632	—	1,313,747	—
Trade accounts and other receivables	3,288,258	—	—	49,448	3,337,706	—	—	—
Accounts receivable from related parties	92,662	—	—	—	92,662	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,492	1,492	—	1,492	—
Derivatives - not designated as hedging instruments	—	18,222	—	—	18,222	—	18,222	—
Equity investments	—	106,350	34,377	—	140,727	13,869	126,858	—
Debt securities	—	83,213	250,822	—	334,035	329,821	4,214	—
Other financial assets	144,838	—	—	107,125	251,963	—	—	—
Other current and non-current assets	144,838	207,785	285,199	108,617	746,439	—	—	—
Financial assets	4,357,643	1,521,532	285,199	158,065	6,322,439	—	—	—

Accounts payable	641,271	—	—	—	641,271	—	—	—
Accounts payable to related parties	153,781	—	—	—	153,781	—	—	—
Short-term debt and short-term debt from related parties	1,394,194	—	—	—	1,394,194	—	—	—
Long-term debt and capital lease obligations	6,115,890	—	—	36,144	6,152,034	4,227,684	2,022,057	—
Derivatives - cash flow hedging instruments	—	—	—	1,125	1,125	—	1,125	—
Derivatives - not designated as hedging instruments	—	18,911	—	—	18,911	—	18,911	—
Variable payments outstanding for acquisitions	—	172,278	—	—	172,278	—	—	172,278
Noncontrolling interest subject to put provisions	—	—	—	818,871	818,871	—	—	818,871
Other financial liabilities	1,467,767	—	—	—	1,467,767	—	—	—
Other current and non-current liabilities	1,467,767	191,189	—	819,996	2,478,952	—	—	—
Financial liabilities	9,772,903	191,189	—	856,140	10,820,232	—	—	—
(1)	Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Schedule of variable payments outstanding for acquisitions and noncontrolling interests subject to put provisions

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2019		2018
	Variable		Variable
	payments	Noncontrolling	payments	Noncontrolling
	outstanding for	interests subject	outstanding for	interests subject
	acquisitions	to put provisions	acquisitions	to put provisions

Beginning balance at January 1,	172,278	818,871	205,792	830,773
Increase	7,748	45,257	19,051	53,731
Decrease	(34,573)	(18,421)	(15,734)	(50,706)
(Gain) loss recognized in profit or loss	(34,980)	109,249	(36,327)	142,279
(Gain) loss recognized in equity	—	(23,365)	—	(50,612)
Dividends	—	(106,043)	—	(139,742)
Foreign currency translation and other changes	(1,507)	33,319	(504)	33,148
Ending balance at September 30, and December 31,	108,966	858,867	172,278	818,871